Business combinations - Schedule of Movements of Consideration Paid (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	[1]	Jun. 30, 2022	[1]
Disclosure of detailed information about business combination [line items]
Total payments for acquisitions of subsidiaries, net of cash acquired	£ 236,110	£ 79,691		£ 10,364
Other changes
Acquisition of EQ Tek - accounts completion pending settlement	(509)
Total cash consideration disclosed in note 15	235,601
GalaxE | Payment of acquisition , net of cash
Disclosure of detailed information about business combination [line items]
Total payments for acquisitions of subsidiaries, net of cash acquired	216,559
EQ Tek
Other changes
Acquisition of EQ Tek - accounts completion pending settlement	(509)
EQ Tek | Payment of acquisition , net of cash
Disclosure of detailed information about business combination [line items]
Total payments for acquisitions of subsidiaries, net of cash acquired	12,505
TLM | Payment of acquisition , net of cash
Disclosure of detailed information about business combination [line items]
Total payments for acquisitions of subsidiaries, net of cash acquired	3,054
TLM | Contingent consideration
Disclosure of detailed information about business combination [line items]
Total payments for acquisitions of subsidiaries, net of cash acquired	342
Business Agility Consulting BAC | Deferred consideration
Disclosure of detailed information about business combination [line items]
Total payments for acquisitions of subsidiaries, net of cash acquired	1,278
Lexicon | Contingent consideration
Disclosure of detailed information about business combination [line items]
Total payments for acquisitions of subsidiaries, net of cash acquired	£ 2,372

[1]	(1)The presentation of the Consolidated Statement of Cash Flows has been changed to separately present the repayment of lease interest from the total repayments of lease liabilities